Finance debt - Summary of weighted average interest rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 13, 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 67,724	$ 65,132	$ 10,000
Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	25,817	17,587
Floating rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 41,907	$ 47,545
Weighted average | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	3.00%	4.00%
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 67,505	$ 64,725
US dollar | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	25,634	17,264
US dollar | Floating rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 41,871	$ 47,461
US dollar | Weighted average | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	4.00%	4.00%
Weighted average time for which rate is fixed Years	5 years	4 years
US dollar | Weighted average | Floating rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	3.00%	4.00%
Other currencies
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 219	$ 407
Other currencies | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	183	323
Other currencies | Floating rate debt
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 36	$ 84
Other currencies | Weighted average | Fixed rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	6.00%	5.00%
Weighted average time for which rate is fixed Years	10 years	5 years
Other currencies | Weighted average | Floating rate debt
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	7.00%	8.00%